T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
May 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 108.6%
U.S. Government Agency
Obligations
81.6%
Federal Home Loan Mortgage
2.50%, 4/1/30  50 47
3.00%, 5/1/27 - 2/1/47  467 427
3.50%, 12/1/41 - 6/1/43  437 412
4.00%, 8/1/40 - 12/1/41  310 298
4.50%, 6/1/39 - 5/1/42  212 213
5.00%, 11/1/33 - 12/1/40  111 111
5.50%, 6/1/35 - 10/1/38  66 67
6.00%, 12/1/33 - 10/1/39  29 29
6.50%, 9/1/34 - 9/1/39  36 37
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 4.85%,
4/1/37  1 1
12M USD LIBOR + 1.78%, 4.014%,
6/1/37  2 2
12M USD LIBOR + 1.828%, 4.202%,
2/1/37  1 1
12M USD LIBOR + 1.842%, 4.091%,
1/1/37  1 1
12M USD LIBOR + 1.93%, 4.187%,
12/1/36  1 1
12M USD LIBOR + 2.03%, 4.276%,
11/1/36  1 1
12M USD LIBOR + 2.22%, 4.558%,
2/1/37  1 1
1Y CMT + 2.245%, 4.37%, 1/1/36  1 1
1Y CMT + 2.25%, 3.928%, 10/1/36  — —
1Y CMT + 2.347%, 4.472%, 11/1/34  6 6
Federal Home Loan Mortgage, CMO,
6.00%, 3/15/32  17 18
Federal Home Loan Mortgage, CMO,
IO
3.00%, 12/15/32  158 8
4.50%, 5/25/50  562 103
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  384 336
2.00%, 7/1/37 - 5/1/52  12,177 10,064
2.50%, 3/1/42 - 9/1/52  9,692 8,332
3.00%, 5/1/31 - 6/1/52  2,418 2,181
3.50%, 5/1/31 - 8/1/52  1,542 1,437
4.00%, 6/1/37 - 9/1/52  650 622
4.50%, 9/1/37 - 12/1/52  198 195
5.00%, 3/1/50 - 11/1/52  464 459
Federal National Mortgage Assn.
3.50%, 6/1/42 - 5/1/46  962 902
4.00%, 11/1/40  176 168
Federal National Mortgage Assn.,
ARM
12M USD LIBOR + 1.34%, 3.59%,
12/1/35  1 1
12M USD LIBOR + 1.70%, 3.95%,
11/1/37  2 2
12M USD LIBOR + 1.869%, 4.119%,
8/1/36  2 2
Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn.,
UMBS
1.50%, 4/1/37 - 1/1/42  2,384 2,054
2.00%, 4/1/37 - 5/1/52  14,438 12,054
2.50%, 8/1/31 - 4/1/52  10,750 9,384
3.00%, 2/1/30 - 5/1/52  10,484 9,541
3.50%, 11/1/25 - 10/1/52  4,943 4,633
4.00%, 12/1/30 - 9/1/52  4,327 4,156
4.50%, 7/1/39 - 8/1/52  3,474 3,407
5.00%, 2/1/24 - 9/1/52  1,666 1,658
5.50%, 11/1/23 - 5/1/44  349 360
6.00%, 1/1/24 - 2/1/53  1,660 1,699
6.50%, 2/1/32 - 10/1/39  53 56
UMBS, TBA (1)
1.50%, 6/1/38  2,617 2,286
2.00%, 6/1/38 - 6/1/53  11,483 9,752
2.50%, 6/1/38 - 6/1/53  6,756 5,797
3.00%, 6/1/53  3,130 2,778
3.50%, 6/1/38 - 6/1/53  2,457 2,261
4.00%, 6/1/53  975 921
4.50%, 6/1/53  687 665
5.00%, 6/1/53  319 314
5.50%, 6/1/53  4,145 4,142
6.00%, 6/1/53  250 253
6.50%, 6/1/53  990 1,013
105,670
U.S. Government Obligations
27.0%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  435 379
2.00%, 3/20/51 - 3/20/52  6,632 5,624
2.50%, 8/20/50 - 3/20/52  6,390 5,593
3.00%, 9/15/42 - 6/20/52  5,349 4,852
3.50%, 9/15/41 - 10/20/52  3,516 3,304
4.00%, 2/20/40 - 10/20/52  3,117 2,979
4.50%, 6/15/39 - 10/20/52  1,842 1,804
5.00%, 1/20/33 - 8/20/50  895 905
5.50%, 2/20/33 - 3/20/49  712 728
6.00%, 9/20/34 - 9/20/38  92 97
7.00%, 1/20/53  326 335
Government National Mortgage Assn.,
ARM, 1Y CMT + 1.50%, 2.875%,
5/20/34  10 10
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  14 13
3.50%, 5/20/49 - 10/20/50  411 361
4.00%, 7/20/40  20 19
Government National Mortgage Assn.,
CMO, IO
3.50%, 2/20/41 - 5/20/43  59 6
4.00%, 2/20/43  18 2
Government National Mortgage Assn.,
TBA (1)
2.00%, 6/20/53  1,651 1,399
3.00%, 6/20/53  806 725
3.50%, 6/20/53  1,601 1,485
4.00%, 6/20/53  599 569
5.00%, 6/20/53  110 109
5.50%, 6/20/53  2,325 2,323

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
6.00%, 6/20/53  600 606
6.50%, 7/20/53  670 681
34,908
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$148,988) 140,578
SHORT-TERM INVESTMENTS 21.6%
Money Market Funds 21.6%
T. Rowe Price Government Reserve
Fund, 5.11% (2)(3) 28,018 28,018
Total Short-Term Investments (Cost
$28,018) 28,018
Total Investments in Securities 130.2%
(Cost $177,006) $ 168,596
Other Assets Less Liabilities (30.2)% (39,057)
Net Assets 100.0% $ 129,539
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $38,079 and represents 29.4%
of net assets.
(2) Seven-day yield
(3) Affiliated Companies
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS (1.2)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (1.2)%
U.S. Government Agency
Obligations
(0.8)%
UMBS, TBA
3.00%, 6/1/38  329 (310)
4.00%, 6/1/53  117 (111)
4.50%, 6/1/53  614 (595)
(1,016)
U.S. Government Obligations
(0.4)%
Government National Mortgage Assn.,
TBA
2.00%, 6/20/53  263 (223)
3.50%, 6/20/53  328 (304)
(527)
Total TBA Sales Commitments
(Proceeds $(1,554)) (1,543)

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ —# $ — $ 232+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government Reserve Fund, 5.11% $ 5,978  ¤  ¤ $ 28,018^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $232 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,018.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
U.S. Government & Agency Mortgage-Backed Securities $ — $ 140,578 $ — $ 140,578
Short-Term Investments 28,018 — — 28,018
Total $ 28,018 $ 140,578 $ — $ 168,596
Liabilities
TBA Sales Commitments $ — $ 1,543 $ — $ 1,543
Total $ — $ 1,543 $ — $ 1,543